Note 54	12 Months Ended
Dec. 31, 2024
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Disclosure of information about key management personnel [text block]	Remuneration and other benefits of the Board of Directors and members of the Bank's Senior Management
Remuneration of non-executive directors
The remuneration of the non-executive directors corresponding to the financial years 2024 and 2023 is as follows, individually and by remuneration item:

Remuneration of non-executive directors (thousands of Euros) (1)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (2)	Total
									2024	2023
José Miguel Andrés Torrecillas	129	167	165	—	—	115	—	50	625	593
Jaime Caruana Lacorte	129	167	22	107	—	31	—	—	455	502
Enrique Casanueva Nárdiz (3)	107	—	44	71	—	—	—	—	223	—
Sonia Dulá	129	—	66	107	—	—	—	—	302	223
Raúl Galamba de Oliveira	129	—	—	214	—	46	43	80	512	461
Belén Garijo López	129	167	—	—	36	46	—	—	378	416
Connie Hedegaard Koksbang	129	—	66	—	—	—	—	—	195	173
Lourdes Máiz Carro	129	—	66	—	43	—	—	—	238	238
José Maldonado Ramos (4)	32	42	—	—	—	12	—	—	85	342
Cristina de Parias Halcón (5)	107	—	—	—	—	31	29	—	167	—
Ana Peralta Moreno	129	—	66	—	43	—	—	—	238	238
Juan Pi Llorens (4)	32	—	—	27	—	12	11	—	81	361
Ana Revenga Shanklin	129	—	—	107	86	—	43	—	364	307
Susana Rodríguez Vidarte (6)	—	—	—	—	—	—	—	—	—	112
Carlos Salazar Lomelín (7)	129	—	—	—	43	—	—	—	172	172
Jan Verplancke	129	—	—	—	43	—	43	—	214	214
Total	1,695	542	497	633	293	293	168	130	4,250	4,350
(1) Includes amounts corresponding to the positions on the Board and its various Committees, the composition of which was modified on April 26, 2024.
(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.
(3) Director appointed by the General Shareholders' Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the term in office in that financial year.
(4) Directors who left office on March 15, 2024. Remuneration in 2024 corresponding to the term in office in that financial year.
(5) Director appointed by the General Shareholders’ Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the term in office in that financial year. In addition, the director Cristina de Parias Halcón received in the 2024 and 2023 financial years, €72 thousand and €76 thousand, respectively, as per diems for her attendance to the meetings of the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. Likewise, in 2024, she received €56 thousand and 14,697 BBVA shares corresponding to the deferred portion of 2018 and 2019 annual variable remuneration accrued in her former condition of BBVA’s member of Senior Management, including the update of its cash portion. In 2025, the last payment of the deferred portion of 2019 annual variable remuneration, including the update of its cash portion, is due to this director (€30 thousand and 7,593 BBVA shares).
(6) Director who left office on March 17, 2023. Remuneration in 2023 corresponding to the term in office in that financial year.
(7) In addition, in financial years 2024 and 2023, the director Carlos Salazar Lomelín received €113 thousand and €67 thousand, respectively, as per diems for his attendance to the meetings of the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. and of the strategy forum of BBVA México, S.A. de CV.
Likewise, during financial years 2024 and 2023, €112 thousand and €123 thousand were paid out, respectively, in healthcare and casualty insurance premiums for non-executive directors.
Remuneration system with deferred delivery of shares for non-executive directors
BBVA has a fixed remuneration system with deferred delivery of shares for its non-executive directors, which was approved by the General Shareholders’ Meeting held on March 18, 2006 and extended by resolutions of the General Shareholders’ Meetings held on March 11, 2011 and March 11, 2016 for a further five-year period in each case, by the General Shareholders’ Meeting held on April 20, 2021 for a further three-year period and by the General Shareholders’ Meeting held on March 17, 2023 for a further four-year period.
This system is based on the annual allocation to non-executive directors of a number of theoretical shares of BBVA equivalent to 20% of the total annual fixed allowance in cash received by each director in the previous financial year, calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the Annual General Shareholders’ Meetings approving the corresponding financial statements for each financial year.
The BBVA shares, in a number equivalent to the theoretical shares accumulated by each non-executive director, will be delivered to each beneficiary, where applicable, after they leave directorship for any reason other than serious breach of their duties.
The theoretical shares allocated to non-executive directors who were beneficiaries of the remuneration system with deferred delivery of shares in the 2024 and 2023 financial years, corresponding to 20% of the total annual fixed allowance in cash received by each of them in the 2023 and 2022 financial years, respectively, were as follows:

	2024		2023
	Theoretical shares allocated (1)	Theoretical shares accumulated as of December 31	Theoretical shares allocated (1)	Theoretical shares accumulated as of December 31
José Miguel Andrés Torrecillas	13,407	147,455	16,023	134,048
Jaime Caruana Lacorte	11,350	106,310	17,255	94,960
Enrique Casanueva Nárdiz (2)	—	—	—	—
Sonia Dulá (3)	5,042	5,042	—	—
Raúl Galamba de Oliveira	10,423	40,191	10,091	29,768
Belén Garijo López	9,401	110,593	10,603	101,192
Connie Hedegaard Koksbang	3,914	7,177	3,263	3,263
Lourdes Máiz Carro	5,384	76,977	7,237	71,593
José Maldonado Ramos ⁽⁴⁾	7,735	—	10,397	146,874
Cristina de Parias Halcón ⁽²⁾	—	—	—	—
Ana Peralta Moreno	5,384	47,713	7,237	42,329
Juan Pi Llorens ⁽⁴⁾	8,157	—	13,943	148,542
Ana Revenga Shanklin	6,947	31,161	8,035	24,214
Susana Rodríguez Vidarte ⁽⁵⁾	—	—	13,648	—
Carlos Salazar Lomelín	3,882	21,012	5,218	17,130
Jan Verplancke	4,851	40,623	6,521	35,772
Total	95,877	634,254	129,471	849,685
(1) The number of theoretical shares was calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the General Shareholders’ Meetings of March 15, 2024 and March 17, 2023 which were €8.84 and €6.58 per share, respectively.
(2) Directors appointed by the General Meeting held on March 15, 2024; accordingly, the allocation of theoretical shares is not due until 2025.
(3) Director appointed by the General Meeting held on March 17, 2023; accordingly, the first allocation of theoretical shares was made in 2024.
(4) Directors who left office on March 15, 2024. In application of the system, José Maldonado Ramos and Juan Pi Llorens received a total of 154,609 and 156,699 BBVA shares, respectively, after leaving office, which is equivalent to the total theoretical shares accumulated up to that date by each of them.
(5) Director who left office on March 17, 2023. In application of the system, she received a total of 191,423 BBVA shares, after leaving office, which was equivalent to the total theoretical shares accumulated up to that date.
Remuneration of executive directors
The remuneration of executive directors for financial years 2024 and 2023 indicated below, individually and by remuneration item, are the result of applying the BBVA Directors’ Remuneration Policy approved at the General Shareholders’ Meeting held on March 17, 2023.

Annual Fixed Remuneration (thousands of Euros)
	2024	2023
Chair	2,924	2,924
Chief Executive Officer	2,179	2,179
Total	5,103	5,103
In addition, in accordance with the provisions established in the BBVA Directors’ Remuneration Policy and contractually, during the 2024 and 2023 financial years the Chair received, each year, the amount of €41 thousand of fixed allowances for vehicle rental and others. Meanwhile, the Chief Executive Officer received, each year, the amount of €654 thousand of fixed remuneration in cash in lieu of pension (equivalent to 30% of his Annual Fixed Remuneration), as he does not receive a retirement benefit (see section on “Pension commitments with executive directors” in this Note), and the amount of €600 thousand for his mobility allowance.

Remuneration in kind (thousands of Euros)
Likewise, the executive directors received remuneration in kind during the financial years 2024 and 2023, including insurance premiums and others, totaling €140 thousand and €172 thousand in the case of the Chair and €128 thousand and €131 thousand in the case of the Chief Executive Officer, respectively.

Variable remuneration
With regard to variable remuneration, the BBVA Directors’ Remuneration Policy approved by the General Shareholders’ Meeting in 2023 establishes a model whereby the Annual Variable Remuneration (“AVR”) of the executive directors comprises two components: a Short-Term Incentive (“STI”) and a Long-Term Incentive (“LTI”). The award of both incentives is contingent upon the achievement of the minimum profit and capital ratio thresholds approved by the Board of Directors for this purpose. The sum of the STI and the LTI constitutes the AVR for the year of each executive director.
The STI will be awarded once the reference year for measuring the annual indicators used for its calculation has ended. The amount of the STI will be determined based on the results of these indicators, taking into account the targets, scales of achievement and weightings established for each of them, which may range between 0% and 150% of the “Target STI”. The “Target STI” represents the amount of the STI if 100% of the pre-established targets for these indicators are achieved.
Once the aforementioned minimum profit and capital ratio thresholds have been reached, the right to the LTI will accrue, the final amount of which may range between 0% and 150% of the “Target LTI”. The “Target LTI” represents the amount of the LTI if 100% of the pre-established targets for the long-term indicators approved for its calculation are achieved. The final amount of the LTI will be determined once the last year of the measurement period of the long-term indicators has ended, based on their results and taking into account the targets, scales of achievement and weightings established for each of them.
A percentage not exceeding 40% of the AVR will be vested and paid, provided that the required conditions are met, as a general rule, in the first quarter of the year following the one to which it corresponds (the “Upfront Portion”), in equal parts in cash and BBVA shares. The remaining amount, and at least 60% of the AVR, will be deferred over a five-year period and paid, if conditions are met, at the end of each of the five years of deferral, 40% in cash and 60% in BBVA shares and/or instruments linked to BBVA shares (the “Deferred Portion” or the “Deferred AVR”).
Within said deferral period, the payment of the LTI shall only begin after the expiration of the measurement period of the long-term indicators’ targets, to the result of which its final amount is subject. Therefore, the LTI is part of the Deferred Portion of the AVR of executive directors.
In accordance with the foregoing, in 2024 the executive directors accrued a Short-Term Incentive amounting to €2,871 thousand in the case of the Chair and €2,147 thousand in the case of the Chief Executive Officer.
In addition, the executive directors accrued the right to a Long-Term Incentive for a maximum theoretical amount of €1,929 thousand in the case of the Chair and €1,443 thousand for the Chief Executive Officer, which is equivalent, in both cases, to 150% of their Target LTI. Once the measurement period for the long-term indicators established for their calculation has ended (at the end of 2027), their final amount will be determined, which may range between 0% and 150% of the “Target LTI”. Therefore, if 100% of the pre-established targets are met, this incentive will amount to €1,286 thousand in the case of the Chair and €962 thousand in the case of the Chief Executive Officer.
In addition, the remaining rules applicable to the Annual Variable Remuneration of the executive directors set out in the BBVA Directors’ Remuneration Policy will apply to the Annual Variable Remuneration for financial year 2024, which include: (i) a retention period of one year following delivery of the BBVA shares or instruments linked to BBVA shares received; (ii) the prohibition of hedging strategies or insurance that may undermine the effects of alignment with prudent risk management; (iii) update of the finally vested Deferred Portion in cash in accordance with the CPI; (iv) malus and clawback arrangements throughout the whole periods of deferral and retention of the shares or instruments; and (v) the limitation of variable remuneration to a maximum amount of 200% of the fixed component of total remuneration, in accordance with the resolution approved by the General Shareholders’ Meeting held in 2024.
Taking into account the above, the Upfront Portion of the AVR for the financial years 2024 and 2023 of the executive directors which is due for payment once each of said financial years has ended, in equal parts in cash and BBVA shares, is indicated below.

Annual Variable Remuneration (AVR)
	2024 (1)		2023 (2)
	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Chair	897	92,803	897	107,835
Chief Executive Officer	671	69,408	671	80,650
Total	1,568	162,211	1,568	188,485
(1) Upfront Portion (37%) of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2024 and will be paid during the first quarter of financial year 2025, in equal parts in cash and BBVA shares. The remaining amount of the 2024 Annual Variable Remuneration (which includes the 2024 Long-Term Incentive) will be deferred over a 5-year period (40% in cash and 60% in shares and/or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the 2024 Long-Term Incentive. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.
(2) Upfront Portion (37%) of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2023 and which was paid in 2024, in equal parts in cash and BBVA shares. The remaining amount of the 2023 Annual Variable Remuneration (which includes the 2023 Long-Term Incentive) was deferred over a 5-year period (40% in cash and 60% in shares and/or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the 2023 Long-Term Incentive. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.

Deferred Annual Variable Remuneration (AVR) from previous financial years
		2024 (1)		2023 (2)
	Deferred AVR	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Chair	2023	221	38,821	—	—
	2022	236	56,941	229	56,941
	2021	228	57,325	222	57,325
	2020	0	0	0	0
	2019	181	45,529	176	45,529
	2018	—	—	132	35,795
Subtotal		867	198,616	760	195,590

Chief Executive Officer	2023	166	29,034	—	—
	2022	181	43,793	176	43,793
	2021	173	43,552	169	43,552
	2020	0	0	0	0
	2019	163	40,858	158	40,858
	2018	—	—	—	—
Subtotal		683	157,237	503	128,203
Total		1,550	355,853	1,263	323,793
(1) Deferred remuneration payable after the 2024 year-end, including the update of its cash portion. Payment to the Chair and the Chief Executive Officer will take place in 2025 in accordance with the vesting and payment rules set out in the remuneration policies applicable in each financial year:
•2023 Deferred AVR: the first payment of the Deferred STI (17.9% of the Deferred Portion) is due to executive directors. Thereafter, the second payment of the Deferred STI (17.9% of the Deferred Portion) and the 2023 LTI (64.2% of the Deferred Portion) will be deferred for both executive directors. The final amount of the 2023 LTI will depend on the result of the long-term indicators approved for its calculation once its measurement period has elapsed (at the end of 2026), which may range between an achievement of 0% to 150%. If the relevant conditions are met, the second payment of the Deferred STI will be made in 2026 and the three payments of the 2023 LTI will be made in 2027, 2028 and 2029.
•2022 Deferred AVR: the second payment (20% of the Deferred Portion) is due to executive directors. Thereafter, 60% of the 2022 Deferred AVR will be deferred for both executive directors, which, if the relevant conditions are met, will be paid in 2026, 2027, and 2028.
•2021 Deferred AVR: the third payment (20% of the Deferred Portion) is due to executive directors, after having verified that no reduction had to be made according to the result of the multi-year performance indicators approved in 2021 by the Board of Directors. Thereafter, 40% of the 2021 Deferred AVR will be deferred for both executive directors which, if the relevant conditions are met, will be paid in 2026 and 2027.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the whole of their 2020 AVR.
•2019 Deferred AVR: the third and final payment (20% of the Deferred Portion) is due to executive directors. Following this, payment to executive directors of the 2019 Deferred AVR will be completed.
(2) Deferred remuneration which was payable after the 2023 year-end, including the update of its cash portion. Its payment to the Chair and/or the Chief Executive Officer took place in 2024, in accordance with the vesting and payment rules set out in the remuneration policies applicable in each financial year:
•2022 Deferred AVR: in 2024, the first payment (20% of the Deferred Portion) was made to executive directors.
•2021 Deferred AVR: in 2024, the second payment (20% of the Deferred Portion) was made to executive directors.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the whole of their 2020 AVR.
•2019 Deferred AVR: in 2024, the second payment (20% of the Deferred Portion) was made to executive directors.
•2018 Deferred AVR: in 2024, the third and final payment (20% of the Deferred Portion) was made to the Chair. Following this, payment to the Chair of the 2018 Deferred AVR, which was associated with his former position as Chief Executive Officer, was completed.
Pension commitments with executive directors
The Bank has not assumed any pension commitments with non-executive directors.
With regard to the executive directors, the BBVA Directors’ Remuneration Policy establishes a pension framework whereby, in the case of the Chair, he is eligible to receive a retirement pension, paid in either income or capital, when he reaches the legally established retirement age, provided that he does not leave his position as a result of serious dereliction of his duties. The amount of this pension will be determined by the annual contributions made by the Bank, together with their corresponding accumulated yields at that date.
The agreed annual contribution to cover the retirement contingency under the defined contribution system for the Chair, as set out in the BBVA Directors’ Remuneration Policy, is €439 thousand. The Board of Directors may update this amount during the term of the Policy, in the same manner as it may update the Annual Fixed Remuneration, pursuant to the terms established therein.
A portion of 15% of this annual contribution will be based on variable components and considered “discretionary pension benefits”. It will, therefore, be subject to the conditions regarding delivery in shares, withholding, reduction and clawback established in the applicable regulations, as well as any other conditions concerning variable remuneration that may be applicable in accordance with the BBVA Directors’ Remuneration Policy.
In the event that the Chair’s contractual relationship is terminated before he reaches retirement age for reasons other than serious dereliction of duties, the retirement pension payable to the Chair upon him reaching the legally established retirement age will be calculated based on the funds accumulated through the contributions made by the Bank up to that date, as per the terms set out above, plus the corresponding accumulated yield, with no additional contributions to be made by the Bank as of the time of termination.
With respect to the commitments in favor of the Chair to cover the contingencies of death and disability, the Bank will pay the corresponding annual insurance premiums in order to top up this coverage.
In accordance with the foregoing, in the financial year 2024, an amount of €456 thousand was recorded, comprising the agreed annual contribution to cover the retirement contingency, which is €439 thousand, and a further amount of €17 thousand relating to the upward adjustment of the “discretionary pension benefits” for the financial year 2023, which were declared at the end of that year and which had to be included in the accumulated fund in 2024. Likewise, an amount of €252 thousand was paid in insurance premiums for the death and disability contingencies.
As of December 31, 2024, the total accumulated fund to meet the retirement commitments with the Chair amounted to € 26,893 thousand.
Of the annual contribution for the retirement contingency corresponding to the financial year 2024, 15% (€66 thousand) was recorded in that year as “discretionary pension benefits”. Following the end of the financial year, this amount was adjusted by applying the same criteria used to determine the Short-Term Incentive that is part of the Chair’s Annual Variable Remuneration for the 2024 financial year and was determined to amount to €83 thousand, which represents an upward adjustment of €17 thousand. These “discretionary pension benefits” will be included in the accumulated fund in the 2025 financial year and will be subject to the conditions established for them in the BBVA Directors’ Remuneration Policy.
With regard to the Chief Executive Officer, in accordance with the provisions of the BBVA Directors’ Remuneration Policy and those in his contract, the Bank has not undertaken any retirement commitments, although he is entitled to an annual cash sum instead of a retirement pension (“cash in lieu of pension”) equal to 30% of his Annual Fixed Remuneration. In accordance with the above, in the 2024 financial year, the Bank paid the Chief Executive Officer the amount of the “cash in lieu of pension” fixed remuneration, as described in the “Remuneration of executive directors” section of this Note.
However, the Bank has undertaken commitments to cover the death and disability contingencies with the Chief Executive Officer, for which the corresponding annual insurance premiums are paid. For these purposes, an amount €221 thousand was recognized in 2024 in this regard.

Pension systems (thousands of Euros)
	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	2024	2023	2024	2023	2024	2023
Chair	456	458	252	322	26,893	24,759
Chief Executive Officer	—	—	221	230	—	—
Total	456	458	472	552	26,893	24,759
(1) Contributions recognized to meet the pension commitments with the executive directors in financial years 2024 and 2023. In the case of the Chair, these relate to the sum of the annual retirement pension contribution and the adjustment made to the “discretionary pension benefits” for the financial years 2023 and 2022, the contribution of which to the accumulated fund was to be made in the financial years 2024 and 2023, respectively, as well as to the premiums for the death and disability contingencies. In the case of the Chief Executive Officer, the contributions recognized correspond exclusively to the insurance premiums paid by the Bank in 2024 and 2023 to cover the death and disability contingencies given that, in his case, the Bank has not undertaken any commitments to cover the contingency of retirement.
Payments for termination of the contractual relationship
In accordance with the BBVA Directors’ Remuneration Policy, the Bank has no commitments to make severance payments to executive directors.
Remuneration of Senior Management
The remuneration of all Senior Management, excluding executive directors, for financial years 2024 and 2023, as indicated below, broken down by remuneration item, are the result of applying the BBVA Group’s General Remuneration Policy approved by the Board of Directors on March 29, 2023.

Fixed remuneration (thousands of Euros)
	2024	2023
Senior Management Total (1)	19,928	18,187
(1) 16 members as of December 31, 2024, and 15 members as of December 31, 2023, excluding executive directors in both cases.

In addition, in accordance with the provisions established in the BBVA Group’s General Remuneration Policy and contractually, during the 2024 and 2023 financial years, the members of Senior Management collectively received fixed allowances for vehicle rental and others totaling €347 thousand and €314 thousand, respectively.

Remuneration in kind (thousands of Euros)
During the 2024 and 2023 financial years, remuneration in kind, including insurance premiums and others, totaling €603 thousand and €590 thousand, respectively, was collectively paid to members of Senior Management.

Variable remuneration
With regard to variable remuneration, the BBVA Group’s General Remuneration Policy establishes a model whereby the Annual Variable Remuneration (“AVR”) for members of Senior Management, like that of executive directors, comprises two components: a Short-Term Incentive (“STI”) and a Long-Term Incentive (“LTI”). The award of both incentives is contingent upon the achievement of the minimum profit and capital ratio thresholds approved by the Board of Directors for this purpose. The sum of the STI and the LTI constitutes the AVR for the year of each member of Senior Management.
Under this model, and in the same terms as set out above for the executive directors, in 2024 financial year, all members of Senior Management accrued a Short-Term Incentive for a total combined amount of €7,271 thousand.
In addition, all members of Senior Management accrued the right to a Long-Term Incentive for a maximum theoretical amount of €4,856 thousand, which is equivalent to the sum of 150% of the “Target LTI” of each beneficiary. The final amount of the LTI of each beneficiary will be determined at the end of the measurement period of the long-term indicators established for its calculation (at the end of 2027). This final amount may range between 0% and 150% of the “Target LTI”. Therefore, if 100% of the pre-established targets are achieved, it will amount to a total of €3,237 thousand.
Moreover, the remaining rules applicable to the Annual Variable Remuneration of the members of the Senior Management established in the BBVA Group’s General Remuneration Policy will apply to the Annual Variable Remuneration for financial year 2024, which include: (i) a retention period of one year following delivery of the BBVA shares or instruments linked to BBVA shares received; (ii) the prohibition of hedging strategies or insurance that may undermine the effects of alignment with prudent risk management; (iii) update of the finally vested Deferred Portion in cash in accordance with the CPI; (iv) malus and clawback arrangements throughout the whole periods of deferral and retention of the shares or instruments; and (v) the limitation of variable remuneration to a maximum amount of 200% of the fixed component of total remuneration, in accordance with the resolution approved by the General Shareholders’ Meeting in 2024.
Taking into account the above, the total sum of the Upfront Portion of the AVR for financial years 2024 and 2023 of the members of Senior Management, due for payment once each of said financial years has ended, in equal parts in cash and BBVA shares, is indicated below.

Annual Variable Remuneration (AVR)
	2024 (1)		2023 (2)
	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Senior Management Total (3)	2,272	235,016	2,229	267,628
(1) Upfront Portion of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2024 and will be paid during the first quarter of financial year 2025, in equal parts in cash and BBVA shares. The remaining amount of the 2024 Annual Variable Remuneration (which includes the 2024 Long-Term Incentive) will be deferred over a 5-year period (40% in cash and 60% in shares or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the 2024 Long-Term Incentive. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.
(2) Upfront Portion of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2023 and which was paid in 2024, in equal parts in cash and BBVA shares. The remaining amount of the 2023 Annual Variable Remuneration (which includes the 2023 Long-Term Incentive) was deferred over a 5-year period (40% in cash and 60% in shares and/or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the 2023 Long-Term Incentive. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.
(3) 16 members as of December 31, 2024 and 15 members as of December 31, 2023, excluding executive directors in both cases.

Deferred Annual Variable Remuneration (AVR) from previous financial years
		2024 (1)		2023 (2)
	Deferred AVR	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Senior Management Total (3)	2023	576	98,636	—	—
	2022	526	125,129	493	122,566
	2021	490	119,207	457	116,528
	2020	56	14,340	1,494	289,020
	2019	314	77,447	303	77,447
	2018	—	—	139	36,454
Total		1,963	434,759	2,885	642,015
(1) Deferred remuneration payable after 2024 year-end, including the update of its cash portion. Payment thereof to members of Senior Management who are beneficiaries will take place in 2025 in accordance with the remuneration policies applicable in each financial year and the vesting and payment rules set forth therein applicable to each member of Senior Management, based on when they became such a member:
•2023 Deferred AVR: the first payment of the Deferred STI is due to members of Senior Management.
•2022 Deferred AVR: the second payment is due to members of Senior Management.
•2021 Deferred AVR: the third payment is due to members of Senior Management, after having verified that no reduction had to be made according to the result of the multi-year performance indicators approved in 2021 by the Board of Directors.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the whole of their 2020 AVR. Without prejudice to the foregoing, the second payment of the deferred portion of a success bonus on the sale of BBVA USA is due to one member of Senior Management — an executive of BBVA USA at that time —.
•2019 Deferred AVR: the third and final payment is due to the members of Senior Management that are beneficiaries. In addition, the third and final payment of the deferred portion of a retention plan is payable to one member of Senior Management.
(2) Deferred remuneration which was payable after the 2023 year-end, including the update of its cash portion. Payment thereof to members of Senior Management who were beneficiaries took place in 2024 in accordance with the vesting and payment rules set forth in the remuneration policies applicable in each financial year:
•2022 Deferred AVR: in 2024, the first payment was made to members of Senior Management.
•2021 Deferred AVR: in 2024, the second payment was made to members of Senior Management.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the whole of their 2020 AVR. Without prejudice to the foregoing, in 2024 the deferred portion of a success bonus on the sale of BBVA USA was paid to two members of the Senior Management — who were executives of BBVA USA at that time —. In 2024, one of them received the whole of the deferred portion and the other one received the first payment of the deferred portion, in accordance with the vesting and payment rules set out in the remuneration policies applicable to each of them in that financial year.
•2019 Deferred AVR: in 2024, the second payment was made to the members of Senior Management who were beneficiaries. In addition, the second payment of the deferred portion of a retention plan was paid to a member of Senior Management.
•2018 Deferred AVR: in 2024, the third and final payment was made to the members of Senior Management who were beneficiaries.
(3) 16 members as of December 31, 2024 and 15 members as of December 31, 2023, excluding executive directors in both cases.
Pension commitments with members of Senior Management
In order to meet the pension commitments made to members of Senior Management (16 members as of December 31, 2024, excluding the executive directors), a total combined amount of €4,226 thousand was recognized in financial year 2024 for the contingency of retirement. This amount is equivalent to the annual contribution agreed to cover the contingency of retirement, plus a further amount of €150 thousand pertaining to the upward adjustment of the “discretionary pension benefits” for financial year 2023, which were declared at the end of that financial year and which had to be included to the accumulated fund in 2024. In addition, an aggregate total amount of €1,181 thousand was paid in premiums to cover the contingencies of death and disability.
As of December 31, 2024, the total accumulated fund to meet the retirement commitments with members of Senior Management amounted to €40,549 thousand.
As in the case of executive directors, 15% of the annual contributions agreed to cover the contingency of retirement for members of Senior Management, will be based on variable components and will be considered “discretionary pension benefits”, and will therefore be subject to the conditions regarding delivery in shares, withholding, reduction and recovery established in the applicable regulations, as well as to any other conditions concerning variable remuneration that may be applicable to them in accordance with the remuneration policy applicable to members of Senior Management.
For these purposes, of the annual contribution for the retirement contingency recognized in the 2024 financial year, a total amount of €587 thousand was recognized in 2024 as “discretionary pension benefits”. Following the end of the financial year, and as in the case of the Chair, this amount was adjusted by applying the same criteria used to determine the Short-Term Incentive that is part of the Annual Variable Remuneration of the members of Senior Management for the 2024 financial year. As a result, the “discretionary pension benefits” for the year, corresponding to all members of Senior Management, have been calculated at a total combined amount of €741 thousand, which represents an upward adjustment of €154 thousand. These “discretionary pension benefits” will be included in the accumulated fund in the 2025 financial year, and will be subject to the conditions established for them in the remuneration policy applicable to members of Senior Management, in accordance with the regulations applicable to the Bank on this matter.

Pension systems (thousands of Euros)
	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	2024	2023	2024	2023	2024	2023
Senior Management Total (2)	4,226	3,829	1,181	1,102	40,549	34,069
(1) Contributions recognized to meet pension commitments with all Senior Management in financial years 2024 and 2023, which relate to the sum of the annual retirement pension contributions and the adjustments made to the “discretionary pension benefits” for 2023 and 2022 which were included in the accumulated fund in 2024 and 2023, respectively, and to the insurance premiums paid by the Bank for death and disability contingencies.
(2) 16 members as of December 31, 2024, and 15 members as of December 31, 2023, excluding executive directors in both cases.
Payments for termination of the contractual relationship
Regarding Senior Management, excluding the executive directors, in 2024 the Bank did not make any severance payments arising from the termination of the contractual relationship.